PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 38.2%
979,556
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.607%,
01/25/2045 $ 797,481
0.1
269,555
(1)(2)
Agate Bay Mortgage
Trust 2015-3 B4,
3.437%,
04/25/2045 218,607
0.0
509,569
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.463%,
06/25/2045 415,783
0.0
328,516
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.607%,
12/25/2045 277,671
0.0
646,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.607%,
12/25/2045 501,537
0.1
528,808
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.752%,
03/25/2046 500,010
0.1
998,319
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.752%,
03/25/2046 774,050
0.1
2,096,556
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,980,602
0.2
1,048,278
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 1,009,786
0.1
181,129
(1)
Alternative Loan Trust
2004-32CB 2A2,
4.163%, (TSFR1M +
0.514%),
02/25/2035 172,658
0.0
230,772
(1)
Alternative Loan Trust
2004-J7 M1, 4.659%,
(TSFR1M + 1.134%),
10/25/2034 231,466
0.0
195,883
(1)
Alternative Loan Trust
2005-31 1A1, 4.323%,
(TSFR1M + 0.674%),
08/25/2035 191,166
0.0
168,452  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 105,679
0.0
284,448
(1)
Alternative Loan Trust
2005-J2 1A12, 4.163%,
(TSFR1M + 0.514%),
04/25/2035 227,072
0.0
237,844
(1)
Alternative Loan Trust
2006-19CB A12,
4.163%, (TSFR1M +
0.514%),
08/25/2036 97,680
0.0
561,450  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 205,823
0.0
354,168
(1)
Alternative Loan Trust
2007-18CB 1A7,
4.233%, (TSFR1M +
0.584%),
08/25/2037 97,193
0.0
654,310
(1)
Alternative Loan Trust
2007-OA4 A1, 4.103%,
(TSFR1M + 0.454%),
05/25/2047 607,363
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
320,764
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 $ 310,071
0.0
1,246,304
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.480%,
11/25/2051 1,076,305
0.1
1,311,919
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.394%,
12/25/2051 1,108,602
0.1
1,601,376
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.382%,
10/25/2051 1,366,481
0.1
44,475
(1)
Bear Stearns ALT-A
Trust 2005-10 21A1,
3.994%,
01/25/2036 43,132
0.0
57,221
(1)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.044%,
05/25/2035 55,232
0.0
152,242
(1)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.392%,
09/25/2035 116,740
0.0
691,012
(1)
Bear Stearns ALT-A
Trust 2005-9 26A1,
3.861%,
11/25/2035 351,713
0.0
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M1B, 6.128%,
(SOFR30A + 2.500%),
10/25/2035 1,004,446
0.1
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M1C, 6.878%,
(SOFR30A + 3.250%),
10/25/2035 1,012,858
0.1
1,000,000
(1)(2)
Bellemeade Re Ltd.
2025-1 M2, 7.528%,
(SOFR30A + 3.900%),
10/25/2035 1,021,643
0.1
3,471,000
(1)(2)
BOFAS Re-REMIC
Trust 2026-FRR8
D746, 1.447%,
04/27/2054 2,993,635
0.3
797,720
(2)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 791,355
0.1
975,000
(2)
Brean Asset Backed
Securities Trust 2026-
RM16 M1, 4.250%,
05/25/2066 862,343
0.1
975,710
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.016%,
08/25/2055 1,018,659
0.1
500,000
(1)(2)
Chase Home Lending
Mortgage Trust 2026-
6 A9A, 5.500%,
04/25/2057 496,797
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,789,400
(1)(2)
Chase Home Lending
Mortgage Trust 2026-
AGY1 B3, 5.680%,
02/25/2057 $ 2,675,932
0.3
1,955,783
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.545%,
11/25/2055 1,987,609
0.2
1,925,864
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.103%,
03/25/2055 1,913,422
0.2
4,386,770
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.038%,
05/25/2055 4,598,624
0.5
2,481,549
(1)(2)
Chase Home Lending
Mortgage Trust Series
2025-12 B3, 6.575%,
09/25/2056 2,528,548
0.3
993,453
(1)(2)
Chase Home Lending
Mortgage Trust Series
2025-13 B3, 6.605%,
10/25/2056 1,014,658
0.1
72,365
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 4.919%,
09/25/2036 63,897
0.0
13,130
(1)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 6.310%,
02/25/2037 13,129
0.0
401,173  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 191,614
0.0
330,370  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 146,196
0.0
290,224
(1)(2)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 272,634
0.0
21,154
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 20,066
0.0
171,940
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 155,450
0.0
1,460,555
(1)(2)
CIM Trust 2019-J1 B3,
3.936%,
08/25/2049 1,353,351
0.1
1,000,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 934,116
0.1
839,415
(1)(2)
CIM Trust 2020-J1 B3,
3.437%,
10/25/2049 730,398
0.1
837,472
(1)(2)
CIM Trust 2020-J2 B2,
2.756%,
01/25/2051 693,528
0.1
1,109,890
(1)(2)
CIM Trust 2020-J2 B3,
2.756%,
01/25/2051 913,237
0.1
176,059
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.318%,
03/25/2036 127,710
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
146,450
(1)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.445%,
09/25/2037 $ 141,000
0.0
412,419
(1)(2)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 4.703%,
08/25/2036 389,009
0.0
932,439
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.860%,
09/25/2051 777,937
0.1
1,943,596
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.599%,
07/25/2054 1,984,830
0.2
149,097  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 152,156
0.0
99,237  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 89,245
0.0
530,649
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 7.842%,
(SOFR30A + 4.214%),
07/25/2039 531,772
0.1
2,026,670
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.392%,
(SOFR30A + 3.764%),
02/25/2040 2,057,694
0.2
2,445,981
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 6.778%,
(SOFR30A + 3.150%),
12/25/2041 2,465,758
0.3
1,048,278
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 8.128%,
(SOFR30A + 4.500%),
01/25/2042 1,069,018
0.1
48,396
(1)(2)
CSMC Trust 2013-IVR3
B3, 3.392%,
05/25/2043 47,841
0.0
102,466
(1)(2)
CSMC Trust 2013-IVR5
B3, 3.623%,
10/25/2043 99,949
0.0
166,420
(1)(2)
CSMC Trust 2014-IVR1
B3, 3.606%,
11/25/2043 160,841
0.0
85,066
(1)(2)
CSMC Trust 2014-IVR2
B3, 3.822%,
04/25/2044 83,884
0.0
168,599
(1)(2)
CSMC Trust 2014-IVR3
B3, 4.000%,
07/25/2044 164,073
0.0
246,203
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 239,733
0.0
1,000,000
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 668,442
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,397,704
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 $ 1,122,566
0.1
228,489
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.101%,
06/27/2037 204,016
0.0
6,000,000
(2)
DLIC Re-REMIC Trust
2025-FRR1 BC20,
1.395%,
09/27/2053 4,772,261
0.5
805,714
(2)
EFMT 2024-RM2 A1A,
5.000%,
07/25/2054 787,174
0.1
2,807,858
(2)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 2,737,488
0.3
2,000,000
(1)(2)
EFMT 2025-RM4 A1,
4.750%,
11/25/2055 1,905,514
0.2
1,228,000
(1)(2)
EFMT 2026-RM2 A1B,
4.750%,
05/25/2056 1,147,341
0.1
1,397,704
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.742%, (SOFR30A +
3.114%),
01/25/2040 1,411,435
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
6.728%, (SOFR30A +
3.100%),
10/25/2041 2,013,297
0.2
698,852
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
6.928%, (SOFR30A +
3.300%),
11/25/2041 704,462
0.1
3,900,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
10.628%, (SOFR30A +
7.000%),
04/25/2042 4,073,189
0.4
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
10.378%, (SOFR30A +
6.750%),
09/25/2042 745,411
0.1
4,088,283
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
9.178%, (SOFR30A +
5.550%),
01/25/2043 4,324,714
0.5
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.378%, (SOFR30A +
4.750%),
06/25/2043 1,589,292
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
6.878%, (SOFR30A +
3.250%),
09/25/2043 1,028,846
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,600,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B1,
6.328%, (SOFR30A +
2.700%),
01/25/2044 $ 1,643,165
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
7.628%, (SOFR30A +
4.000%),
01/25/2044 528,129
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
5.428%, (SOFR30A +
1.800%),
01/25/2044 1,007,321
0.1
850,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
7.328%, (SOFR30A +
3.700%),
02/25/2044 892,924
0.1
4,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
6.428%, (SOFR30A +
2.800%),
03/25/2044 4,114,074
0.4
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
5.828%, (SOFR30A +
2.200%),
05/25/2044 2,035,896
0.2
1,446,316
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.278%, (SOFR30A +
1.650%),
05/25/2044 1,451,977
0.2
4,550,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R05 2B1,
5.628%, (SOFR30A +
2.000%),
07/25/2044 4,594,539
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.578%, (SOFR30A +
1.950%),
02/25/2045 2,006,612
0.2
326,267
(1)(2)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 314,842
0.0
764,955
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.003%,
04/25/2048 705,793
0.1
826,021
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.121%,
07/25/2048 760,582
0.1
745,081
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.899%,
10/25/2048 729,043
0.1
199,021
(1)(2)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 178,427
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
832,365
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 $ 757,023
0.1
1,479,563
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.167%,
03/25/2050 1,356,967
0.1
1,583,731
(1)(2)
Flagstar Mortgage
Trust 2021-11IN A18,
2.500%,
11/25/2051 1,301,241
0.1
143,268
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 5.278%,
(SOFR30A + 1.650%),
01/25/2034 143,455
0.0
1,825,522
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.028%,
(SOFR30A + 3.400%),
10/25/2041 1,837,793
0.2
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 7.278%,
(SOFR30A + 3.650%),
11/25/2041 2,117,002
0.2
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.378%,
(SOFR30A + 3.750%),
12/25/2041 3,537,429
0.4
6,988,518
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.028%,
(SOFR30A + 3.400%),
01/25/2042 7,077,057
0.7
6,604,150
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.378%,
(SOFR30A + 4.750%),
02/25/2042 6,755,281
0.7
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 8.878%,
(SOFR30A + 5.250%),
05/25/2042 2,174,711
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 6.978%,
(SOFR30A + 3.350%),
11/25/2043 2,600,584
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 5.428%,
(SOFR30A + 1.800%),
08/25/2044 1,005,566
0.1
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.278%,
(SOFR30A + 1.650%),
02/25/2045 2,009,651
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2026-
DNA2 B1, 5.728%,
(SOFR30A + 2.100%),
03/25/2046 $ 4,578,629
0.5
2,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2026-
DNA2 M2, 5.228%,
(SOFR30A + 1.600%),
03/25/2046 2,410,145
0.3
1,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2026-
HQA1 M2, 5.128%,
(SOFR30A + 1.500%),
05/25/2046 1,502,848
0.2
194,690
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 187,647
0.0
19,213
(1)(2)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 18,541
0.0
818,427
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 792,460
0.1
1,088,795
(1)(2)
GCAT Trust 2022-INV3
B1, 4.592%,
08/25/2052 1,024,758
0.1
2,337,076
(1)(2)
GCAT Trust 2024-INV2
B3, 7.220%,
06/25/2054 2,468,554
0.3
1,720,780
(1)(2)
GCAT Trust 2024-INV4
B4, 7.009%,
12/25/2054 1,750,858
0.2
992,508
(1)(2)
GCAT Trust 2025-INV4
B3, 7.256%,
08/25/2055 1,057,661
0.1
2,609,465
(1)(2)
GCAT Trust 2025-INV5
B3, 6.588%,
12/25/2055 2,663,575
0.3
802,846
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.005%,
08/25/2049 722,085
0.1
46,893
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 43,840
0.0
807,425
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.354%,
11/25/2049 752,726
0.1
33,471
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 31,212
0.0
779,300
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.964%,
03/25/2050 724,308
0.1
2,063,618
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.964%,
03/25/2050 1,917,997
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,768,057
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.964%,
03/25/2050 $ 1,635,370
0.2
1,114,271
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.645%,
08/25/2051 908,560
0.1
118,097
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 106,362
0.0
200,765
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 179,765
0.0
472,413
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 424,224
0.0
1,321,045
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 B3, 3.601%,
05/25/2050 1,169,726
0.1
886,922
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.374%,
04/25/2052 753,290
0.1
889,186
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.374%,
04/25/2052 746,792
0.1
3,457,230
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.643%,
02/25/2054 3,573,117
0.4
2,117,420
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 6.919%,
06/25/2054 2,207,758
0.2
1,913,694
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 5.834%,
07/25/2054 1,868,947
0.2
1,456,407
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 5.732%,
08/25/2054 1,434,113
0.2
1,912,550
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 5.732%,
08/25/2054 1,866,719
0.2
2,718,501
(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ9 B3, 6.165%,
02/25/2055 2,590,953
0.3
2,292,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 B3, 6.149%,
06/25/2055 2,093,768
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,223,768
(1)(2)
GS Mortgage-Backed
Securities Trust 2026-
PJ3 B3, 5.882%,
08/25/2056 $ 1,182,593
0.1
2,600,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2026-
PJ8 A2, 5.000%,
11/25/2056 2,546,781
0.3
85,704
(1)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
4.497%,
10/25/2035 40,088
0.0
122,253
(1)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.479%,
01/25/2036 115,652
0.0
467,884
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.134%, (TSFR1M
+ 0.494%),
09/19/2037 414,660
0.0
2,576,000
(1)(2)
Home Re Ltd. 2026-
1 M1C, 6.228%,
(SOFR30A + 2.600%),
01/25/2036 2,594,664
0.3
1,758,236
(2)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 1,751,321
0.2
1,550,930
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.322%,
12/25/2051 1,331,998
0.1
1,048,278
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 836,696
0.1
1,346,081
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.183%, (TSFR1M +
0.534%),
02/25/2046 1,050,253
0.1
21,322
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.993%,
08/25/2049 19,937
0.0
14,659
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.993%,
08/25/2049 13,706
0.0
801,395
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.442%,
08/25/2049 766,658
0.1
801,395
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.442%,
08/25/2049 762,490
0.1
417,200
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.582%,
06/25/2049 398,336
0.0
934,113
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.143%,
05/25/2052 775,092
0.1
1,070,693
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.083%,
07/25/2052 879,956
0.1
2,526,138
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.278%,
11/25/2052 2,123,553
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,731,048
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.520%,
07/25/2053 $ 1,650,893
0.2
3,034,429
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 B3,
6.118%,
06/25/2054 2,998,748
0.3
406,342  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 165,538
0.0
62,609
(1)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.407%,
05/25/2037 52,242
0.0
911,934  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 313,242
0.0
585,448
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.685%,
01/25/2044 498,958
0.1
786,000
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B4,
2.475%,
10/25/2029 738,252
0.1
1,264,067
(1)(2)
JP Morgan Mortgage
Trust 2015-4 B4,
3.507%,
06/25/2045 922,731
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.770%,
05/25/2046 762,687
0.1
1,801,401
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.445%,
01/25/2047 1,611,115
0.2
623,692
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.807%,
08/25/2047 576,177
0.1
740,984
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.866%,
11/25/2048 684,474
0.1
784,859
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.777%,
12/25/2048 714,892
0.1
1,145,145
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.696%,
09/25/2048 1,045,692
0.1
815,668
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B1,
3.710%,
10/25/2048 748,754
0.1
1,191,883
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.710%,
10/25/2048 1,094,095
0.1
205,940
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 186,727
0.0
1,102,100
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B1,
4.042%,
01/25/2049 1,019,702
0.1
767,122
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.231%,
02/25/2049 722,873
0.1
65,083
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 60,299
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,132,919
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B2,
4.439%,
11/25/2049 $ 1,073,459
0.1
791,517
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B1,
4.252%,
12/25/2049 744,318
0.1
1,106,306
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B2,
4.252%,
12/25/2049 1,037,607
0.1
290,245
(1)(2)
JP Morgan Mortgage
Trust 2019-7 A15,
3.472%,
02/25/2050 260,412
0.0
1,692,141
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.219%,
02/25/2050 1,504,764
0.2
240,452
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 216,604
0.0
1,678,097
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.384%,
03/25/2050 1,490,810
0.2
1,800,192
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
5.122%,
10/25/2049 1,811,532
0.2
277,891
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 250,658
0.0
120,420
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 108,928
0.0
2,028,572
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.331%,
05/25/2050 1,902,612
0.2
849,010
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.637%,
12/25/2049 818,856
0.1
849,010
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.637%,
12/25/2049 816,867
0.1
813,445
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.359%,
03/25/2050 765,304
0.1
1,421,194
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.359%,
03/25/2050 1,328,654
0.1
1,480,949
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 1,320,580
0.1
869,413
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.485%,
03/25/2051 769,434
0.1
3,037
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 3,027
0.0
992,007
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B2,
2.797%,
12/25/2051 814,784
0.1
1,963,540
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B3,
2.827%,
12/25/2051 1,602,612
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,355,241
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.839%,
10/25/2051 $ 3,544,878
0.4
680,687
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 560,989
0.1
1,169,187
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,170,152
0.1
975,135
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.498%,
04/25/2055 987,660
0.1
3,649,000
(1)(2)
JP Morgan Mortgage
Trust 2025-5MPR M1,
6.941%,
11/25/2055 3,705,551
0.4
1,661,769
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.069%,
06/25/2055 1,610,924
0.2
3,604,149
(1)(2)
JP Morgan Mortgage
Trust 2026-2 A9B,
5.000%,
07/25/2056 3,506,434
0.4
202,316
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
A9, 6.500%,
10/25/2054 205,979
0.0
1,939,363
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.023%,
10/25/2054 2,023,852
0.2
3,878,726
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.023%,
10/25/2054 4,024,560
0.4
1,458,580
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.881%,
12/25/2054 1,502,653
0.2
2,240,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 2,253,907
0.2
352,919
(1)(2)
JP Morgan Trust
2015-1 B3, 5.009%,
12/25/2044 352,611
0.0
281,517
(1)(2)
JP Morgan Trust
2015-3 B3, 3.563%,
05/25/2045 263,516
0.0
866,534
(1)(2)
JP Morgan Trust
2015-3 B4, 3.563%,
05/25/2045 677,795
0.1
1,178,250
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.310%,
10/25/2048 1,115,456
0.1
876,804
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.887%,
07/01/2051 724,652
0.1
120,806
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 116,638
0.0
2,438,294
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,988,226
0.2
900,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 882,356
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,257,933
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.679%,
09/25/2057 $ 1,161,232
0.1
105,640  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 56,787
0.0
3,885,433
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B2,
7.069%,
03/25/2054 4,016,345
0.4
3,658,135
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.069%,
03/25/2054 3,747,956
0.4
974,490
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.915%,
09/25/2054 1,006,968
0.1
732,148
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 711,403
0.1
2,655,637
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 6.978%,
(SOFR30A + 3.350%),
04/25/2034 2,671,358
0.3
84,330
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 79,026
0.0
90,383
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 83,903
0.0
188,618
(1)(2)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 164,350
0.0
240,898
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 215,758
0.0
804,677
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 656,150
0.1
2,379,707
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.964%,
10/25/2051 1,989,601
0.2
2,325,074
(1)(2)
PMT Loan Trust 2025-
INV12 A29, 5.500%,
12/25/2056 2,307,655
0.2
2,500,000
(1)(2)
PMT Loan Trust 2026-
INV6 A29, 5.500%,
06/25/2057 2,488,672
0.3
2,440,856
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 2,363,696
0.2
3,714,734
(1)(2)
Provident Funding
Mortgage Trust 2025-6
B3, 5.863%,
12/25/2055 3,613,100
0.4
164,798
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 150,957
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,800,000
(1)(2)
PTCM Re-REMIC Trust
2026-FRR1 B169,
3.601%,
03/25/2062 $ 2,999,089
0.3
3,785,600
(1)(2)
PTCM Re-REMIC Trust
2026-FRR1 C162,
1.999%,
02/25/2061 2,541,828
0.3
3,700,000
(1)(2)
PTCM Re-REMIC Trust
2026-FRR2 B133,
3.453%,
09/25/2054 3,151,347
0.3
3,400,000
(1)(2)
PTCM Re-REMIC Trust
2026-FRR2 CD14,
1.224%,
06/25/2053 2,761,962
0.3
1,000,000
(1)(2)
Radnor Re Ltd. 2024-1
B1, 8.778%, (SOFR30A
+ 5.150%),
09/25/2034 1,033,684
0.1
2,000,000
(1)(2)
Radnor RE Ltd. 2021-2
M2, 8.628%, (SOFR30A
+ 5.000%),
11/25/2031 2,064,886
0.2
2,500,000
(1)(2)
RATE Mortgage Trust
2026-J2 A26, 5.500%,
07/25/2056 2,483,985
0.3
1,000,000
(1)(2)
RATE Mortgage Trust
2026-J2 A27, 5.243%,
(SOFR30A + 1.650%),
07/25/2056 1,002,046
0.1
74,389
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 67,214
0.0
762,510
(1)(2)
RCKT Mortgage Trust
2019-1 B1A, 3.901%,
09/25/2049 704,308
0.1
779,349
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.901%,
09/25/2049 717,341
0.1
1,181,274
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 1,067,809
0.1
2,134,868
(2)
Redwood Funding Trust
2025-3 A, 6.231%,
12/27/2056 2,151,592
0.2
2,934,999
(2)
Redwood Funding Trust
2026-2 A, 6.259%,
11/27/2056 2,946,868
0.3
161,175
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 155,478
0.0
272,951
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.724%,
07/25/2045 222,572
0.0
900,877
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.552%,
02/25/2047 851,455
0.1
587,826
(1)(2)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.500%,
08/25/2047 567,499
0.1
251,863
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 227,081
0.0
388,648
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.708%,
12/25/2049 357,529
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
388,648
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.708%,
12/25/2049 $ 355,924
0.0
427,191
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.889%,
03/25/2049 417,144
0.0
934,681
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.785%,
08/25/2049 917,184
0.1
440,946
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 412,173
0.0
1,738,976
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.491%,
09/25/2049 1,665,328
0.2
1,024,032
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.491%,
09/25/2049 988,235
0.1
826,963
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.625%,
03/25/2050 741,607
0.1
1,443,907
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.625%,
03/25/2050 1,290,668
0.1
1,186,397
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.303%,
04/25/2050 1,039,952
0.1
1,550,743
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.862%,
11/25/2051 1,308,452
0.1
1,389,473
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.092%,
01/25/2053 1,316,307
0.1
982,181
(1)(2)
Sequoia Mortgage Trust
2023-3 B3, 6.028%,
09/25/2053 971,178
0.1
2,697,398
(1)(2)
Sequoia Mortgage Trust
2023-4 B3, 5.582%,
11/25/2053 2,567,470
0.3
951,311
(1)(2)
Sequoia Mortgage Trust
2023-5 B3, 5.424%,
12/25/2053 916,161
0.1
961,139
(1)(2)
Sequoia Mortgage Trust
2024-1 B3, 5.430%,
01/25/2054 915,269
0.1
448,364
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 5.915%,
03/25/2054 446,283
0.1
1,416,198
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.546%,
07/27/2054 1,397,883
0.1
304,359
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 302,215
0.0
1,218,946
(2)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,233,904
0.1
1,804,869
(1)(2)
Sequoia Mortgage Trust
2025-13 A19, 5.500%,
01/25/2056 1,788,316
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
540,016
(1)(2)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 $ 544,314
0.1
3,143,259
(1)(2)
Sequoia Mortgage Trust
2025-7 B3, 6.209%,
08/25/2055 3,124,452
0.3
2,266,000
(1)(2)
Sequoia Mortgage Trust
2025-8 B4, 6.229%,
09/25/2055 1,967,064
0.2
1,895,183
(1)(2)
Sequoia Mortgage Trust
2026-3 A19, 5.000%,
03/25/2056 1,849,284
0.2
1,984,714
(1)(2)
Sequoia Mortgage Trust
2026-6 A19, 5.500%,
06/25/2056 1,972,375
0.2
1,000,000
(1)(2)
Sequoia Mortgage Trust
2026-7 A26F, 5.290%,
(SOFR30A + 1.700%),
06/25/2056 992,714
0.1
674,391
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 624,871
0.1
3,999,864
(1)(2)
Splitero Trust 2025-1
A1, 5.750%,
12/25/2055 3,964,137
0.4
384,005
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 359,372
0.0
2,096,556
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,906,849
0.2
1,397,704
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,346,510
0.1
30,019
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.142%,
03/25/2035 27,464
0.0
2,443,251
(1)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 519,902
0.1
671,750
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.762%,
11/25/2057 669,611
0.1
944,020
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.211%,
12/25/2051 789,324
0.1
302,646
(1)(2)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 264,879
0.0
36,703
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.683%,
10/20/2035 36,034
0.0
47,615
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
6.683%,
10/20/2035 46,747
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
198,395
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.015%,
12/25/2036 $ 184,135
0.0
133,045
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 4.743%,
(TSFR1M + 1.094%),
10/25/2045 129,062
0.0
118,522
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.381%,
12/25/2035 111,955
0.0
161,546
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 3.966%,
11/25/2036 149,737
0.0
494,631
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.235%,
12/25/2036 460,952
0.1
217,307
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 3.911%,
12/25/2036 196,415
0.0
150,813
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 4.208%,
02/25/2037 143,624
0.0
283,388
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 3.994%,
02/25/2037 247,859
0.0
242,366  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 238,066
0.0
80,492  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 72,352
0.0
284,087  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 248,222
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
389,932
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.223%, (TSFR1M
+ 0.574%),
01/25/2047 $ 364,693
0.0
61,847  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 54,724
0.0
31,121
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
5.698%,
04/25/2036 31,095
0.0
200,736
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.939%,
12/28/2037 182,132
0.0
133,075
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 120,377
0.0
1,252,109
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.361%,
12/25/2049 1,105,068
0.1
901,584
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.139%,
07/25/2050 813,965
0.1
1,095,060
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.699%,
12/25/2050 834,844
0.1
Total Collateralized
Mortgage Obligations
(Cost $379,174,499)
367,190,797
38.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 32.7%
4,000,000
(1)(2)
Acrec 2025 Fl 3 LLC
2025-FL3 B, 5.578%,
(TSFR1M + 1.941%),
08/18/2042 4,011,139
0.4
1,000,000
(1)(2)
ACREC LLC 2026-FL4
A, 5.087%, (TSFR1M +
1.450%),
01/18/2043 1,002,984
0.1
2,000,000
(1)(2)
ACREC LLC 2026-FL5
B, 5.350%, (TSFR1M +
1.750%),
07/18/2043 2,003,126
0.2
1,000,000
(1)(2)
ACRES Commercial
Realty Issuer LLC
2026-FL4 A, 5.087%,
(TSFR1M + 1.450%),
08/18/2044 1,003,175
0.1
1,803,038
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 1,460,639
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,947,814
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 $ 3,050,967
0.3
2,000,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes LLC 2026-FL1
B, 5.639%, (TSFR1M +
2.000%),
09/20/2043 2,008,122
0.2
2,750,000
(1)(2)
AREIT Ltd. 2025-
CRE10 C, 5.728%,
(TSFR1M + 2.092%),
01/17/2030 2,750,515
0.3
2,000,000
(2)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2039 2,042,033
0.2
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
5.573%, (TSFR1M +
1.947%),
12/15/2036 491,500
0.1
1,532,269
(1)(2)
BAMLL Trust 2025-
ASHF C, 6.626%,
(TSFR1M + 3.000%),
02/15/2042 1,538,522
0.2
1,500,000  BANK 2017-BNK4 B,
3.999%,
05/15/2050 1,441,370
0.2
2,000,000  BANK 2017-BNK7 B,
3.949%,
09/15/2060 1,875,240
0.2
2,500,000
(1)
BANK 2020-BN26 C,
3.414%,
03/15/2063 2,102,524
0.2
36,588,481
(1)(3)
BANK 2020-BN27 XA,
1.261%,
04/15/2063 1,199,965
0.1
11,301,704
(1)(3)
BANK 2020-BN30 XA,
1.350%,
12/15/2053 476,564
0.0
2,000,000
(1)
BANK 2022-BNK43 B,
5.325%,
08/15/2055 1,903,834
0.2
2,300,000
(2)
BANK5 2024-5YR12
D, 4.000%,
12/15/2057 2,017,993
0.2
1,500,000
(2)
BANK5 2026-5YR20
D, 4.500%,
02/15/2059 1,269,413
0.1
28,699,584
(1)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.649%,
08/15/2052 1,020,849
0.1
3,000,000
(2)
BBCMS Mortgage Trust
2024-5C27 D, 4.000%,
07/15/2057 2,720,822
0.3
2,000,000
(2)
BBCMS Mortgage Trust
2024-5C29 D, 4.000%,
09/15/2057 1,761,700
0.2
2,500,000
(2)
BBCMS Mortgage Trust
2024-5C31 D, 4.250%,
12/15/2057 2,203,741
0.2
1,000,000
(1)
BBCMS Mortgage Trust
2025-5C34 C, 7.033%,
05/15/2058 1,029,083
0.1
2,500,000
(1)
BBCMS Mortgage Trust
2025-5C37 C, 6.002%,
09/15/2058 2,497,717
0.3
19,795,329
(1)(3)
BBCMS Mortgage Trust
2025-C32 XA, 1.343%,
02/15/2062 1,521,452
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,500,000
(2)
BBCMS Mortgage Trust
2026-5C40 D, 4.250%,
02/15/2059 $ 2,963,559
0.3
5,878,158
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.287%,
07/15/2054 259,416
0.0
1,500,000
(1)(2)
BDS LLC 2025-FL15
C, 5.789%, (TSFR1M +
2.150%),
03/19/2043 1,506,839
0.2
45,236,555
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.540%,
05/15/2053 304,607
0.0
11,526,823
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.378%,
03/15/2062 317,745
0.0
1,765,000  Benchmark Mortgage
Trust 2019-B11 AS,
3.784%,
05/15/2052 1,626,184
0.2
1,350,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 930,594
0.1
10,111,624
(1)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.507%,
03/15/2053 396,696
0.0
6,259,976
(1)(3)
Benchmark Mortgage
Trust 2020-B20 XA,
1.620%,
10/15/2053 269,888
0.0
10,919,598
(1)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.602%,
01/15/2054 590,340
0.1
23,135,881
(1)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.162%,
04/15/2054 889,196
0.1
4,688,530
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.328%,
08/15/2054 207,231
0.0
3,000,000
(2)
Benchmark Mortgage
Trust 2025-V16 D,
4.500%,
08/15/2058 2,574,146
0.3
3,500,000
(1)
Benchmark Mortgage
Trust 2025-V17 C,
6.089%,
09/15/2058 3,493,441
0.4
2,500,000
(1)
Benchmark Mortgage
Trust 2025-V19 C,
5.751%,
01/15/2058 2,473,100
0.3
3,500,000
(2)
Benchmark Mortgage
Trust 2026-V20 D,
4.500%,
02/15/2059 2,975,717
0.3
2,000,000  Benchmark Mortgage
Trust 2026-V21 C,
6.006%,
03/15/2059 1,978,492
0.2
1,000,000
(1)(2)
BHMS Commercial
Mortgage Trust 2025-
ATLS B, 6.175%,
(TSFR1M + 2.550%),
08/15/2042 1,003,575
0.1
4,598,445
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 4,073,863
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,887,827
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.337%,
05/25/2052 $ 5,147,758
0.5
2,000,000
(2)
BMO Mortgage Trust
2024-5C6 D, 4.500%,
09/15/2057 1,776,735
0.2
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2025-
BOCA A, 5.225%,
(TSFR1M + 1.600%),
12/15/2042 1,003,400
0.1
1,250,000
(1)(2)
Brspl3 Ltd. 2026-FL3
B, 5.589%, (TSFR1M +
1.950%),
08/19/2043 1,252,733
0.1
3,000,000
(1)(2)
BSPDF Issuer LLC
2026-FL4 B, 5.487%,
(TSFR1M + 1.850%),
11/18/2043 3,008,841
0.3
2,052,682
(1)(2)
BX 2024-PALM B,
5.416%, (TSFR1M +
1.791%),
06/15/2037 2,055,905
0.2
1,679,341
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 5.571%,
(TSFR1M + 1.946%),
04/15/2034 1,672,237
0.2
1,400,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 5.910%,
(TSFR1M + 2.285%),
10/15/2036 1,399,372
0.1
1,918,360
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 D, 6.416%,
(TSFR1M + 2.790%),
10/15/2041 1,926,880
0.2
885,455
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 6.315%,
(TSFR1M + 2.690%),
02/15/2039 889,760
0.1
1,122,681
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 D, 6.765%,
(TSFR1M + 3.140%),
02/15/2039 1,130,106
0.1
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2026-
AHP B, 5.250%,
(TSFR1M + 1.650%),
06/15/2043 1,002,691
0.1
2,350,000
(1)(2)
BX Commercial
Mortgage Trust
2026-ALOHA E,
6.575%, (TSFR1M +
2.950%),
04/15/2043 2,359,735
0.2
3,600,000
(1)(2)
BX Commercial
Mortgage Trust 2026-
CSMO C, 5.625%,
(TSFR1M + 2.000%),
02/15/2043 3,638,018
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
BX Trust 2022-LBA6
E, 6.325%, (TSFR1M +
2.700%),
01/15/2039 $ 2,002,452
0.2
350,000
(1)(2)
BX Trust 2022-VAMF
F, 6.924%, (TSFR1M +
3.299%),
01/15/2039 349,384
0.0
3,000,000
(1)(2)
BX Trust 2025-ARIA C,
5.701%,
12/13/2042 2,995,855
0.3
2,000,000
(1)(2)
BX Trust 2025-DELC
A, 5.175%, (TSFR1M +
1.550%),
12/15/2042 2,008,540
0.2
2,101,302
(1)(2)
BX Trust 2025-LUNR
D, 6.125%, (TSFR1M +
2.500%),
06/15/2040 2,113,519
0.2
1,614,624
(1)(2)
BX Trust 2025-ROIC
E, 6.567%, (TSFR1M +
2.941%),
03/15/2030 1,617,853
0.2
2,500,000
(1)(2)
BX Trust 2025-TAIL D,
6.075%, (TSFR1M +
2.450%),
06/15/2035 2,511,353
0.3
2,750,000
(1)(2)
BX Trust 2025-VLT6
E, 6.816%, (TSFR1M +
3.191%),
03/15/2042 2,743,389
0.3
2,750,000
(1)(2)
BX Trust 2025-VOLT
D, 6.375%, (TSFR1M +
2.750%),
12/15/2044 2,752,062
0.3
3,000,000
(1)(2)
BX Trust 2026-CART
D, 5.525%, (TSFR1M +
1.900%),
02/15/2036 3,002,090
0.3
3,000,000
(1)(2)
BX Trust 2026-ORBT
D, 5.730%, (TSFR1M +
2.100%),
07/15/2043 3,003,750
0.3
1,750,000
(1)(2)
BX Trust 2026-PNDA
C, 5.425%, (TSFR1M +
1.800%),
05/15/2043 1,759,738
0.2
2,500,000
(1)(2)
BX Trust 2026-RISE
E, 6.425%, (TSFR1M +
2.800%),
04/15/2041 2,527,468
0.3
2,000,000
(1)(2)
BXMT Ltd. 2025-FL5
A, 5.276%, (TSFR1M +
1.639%),
10/18/2042 2,005,645
0.2
2,000,000
(1)(2)
BXMT Ltd. 2026-FL6
B, 5.589%, (TSFR1M +
1.950%),
08/19/2043 2,002,982
0.2
1,817,548
(1)(2)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 7.760%,
(TSFR1M + 4.134%),
03/15/2035 1,819,878
0.2
1,000,000
(1)
Cantor Commercial
Real Estate Lending
2019-CF1 B, 4.178%,
05/15/2052 892,539
0.1
1,510,000
(2)
Cantor Commercial
Real Estate Lending
2019-CF2 D, 2.500%,
11/15/2052 1,198,351
0.1
1,250,000
(1)(2)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 851,647
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,801,136
(1)(3)
CD Mortgage Trust
2019-CD8 XA, 1.523%,
08/15/2057 $ 380,217
0.0
2,000,000
(2)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,863,828
0.2
2,500,000
(1)
Citigroup Commercial
Mortgage Trust 2017-
P8 AS, 3.789%,
09/15/2050 2,384,879
0.2
2,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.572%,
07/10/2028 2,025,975
0.2
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
06/12/2040 992,004
0.1
2,750,000
(1)(2)
COMM Mortgage Trust
2024-CBM D, 8.190%,
12/10/2041 2,799,752
0.3
1,000,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.732%,
03/15/2053 635,844
0.1
3,250,000
(1)(2)
CSTL Commercial
Mortgage Trust 2025-
GATE2 E, 6.567%,
11/10/2042 3,199,468
0.3
2,000,000
(1)(2)
CSTL Commercial
Mortgage Trust 2026-
GATE3 E, 6.554%,
02/10/2043 2,006,165
0.2
3,000,000
(1)(2)
D2 Multifamily Credit
Issuer Ltd. 2026-FL1
B, 5.539%, (TSFR1M +
1.900%),
11/19/2043 3,010,287
0.3
1,847,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 1,783,434
0.2
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 905,000
0.1
3,500,000
(1)(2)
DK Trust 2024-SPBX
D, 6.375%, (TSFR1M +
2.750%),
03/15/2034 3,510,875
0.4
1,800,000
(1)(2)
DK Trust 2025-LXP C,
5.875%, (TSFR1M +
2.242%),
08/15/2037 1,806,915
0.2
1,926,267
(1)(2)
Extended Stay America
Trust 2025-ESH E,
6.975%, (TSFR1M +
3.350%),
10/15/2042 1,948,503
0.2
1,541,013
(1)(2)
Extended Stay America
Trust 2025-ESH F,
7.725%, (TSFR1M +
4.100%),
10/15/2042 1,560,637
0.2
936,920
(1)(2)
Extended Stay America
Trust 2026-ESH2 F,
7.375%, (TSFR1M +
3.750%),
02/15/2043 949,970
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,650,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU E, 6.775%,
(TSFR1M + 3.150%),
12/15/2039 $ 2,674,010
0.3
13,002,550
(1)(2)(3)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 580,332
0.1
3,334,674
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.630%,
02/25/2035 294,703
0.0
8,981,773
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 618,426
0.1
9,936,885
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 24
0.0
12,250,292
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 511
0.0
2,750,000
(1)(2)
FS 2026-ORL C,
5.475%, (TSFR1M +
1.850%),
02/15/2041 2,756,878
0.3
4,864,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 4,577,810
0.5
2,736,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.929%,
11/27/2050 2,573,970
0.3
2,000,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,681,871
0.2
482,136
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 475,716
0.0
2,000,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 6.515%,
(TSFR1M + 2.890%),
03/15/2039 2,016,794
0.2
1,516,508
(2)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 1,201,916
0.1
10,629,874
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.230%,
07/10/2052 274,120
0.0
1,257,933
(2)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 762,853
0.1
2,000,000
(1)(2)
GSAT Trust 2025-BMF
E, 6.925%, (TSFR1M +
3.300%),
07/15/2040 2,002,071
0.2
2,500,000
(1)(2)
GSMS Trustair 2024-
FAIR C, 7.120%,
07/15/2029 2,480,248
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,700,000
(1)(2)
GWT 2024-WLF2 D,
6.565%, (TSFR1M +
2.939%),
05/15/2041 $ 2,725,109
0.3
1,800,000
(1)(2)
HLTN Commercial
Mortgage Trust 2026-
DPLO D, 6.375%,
(TSFR1M + 2.750%),
04/15/2041 1,815,952
0.2
1,000,000
(1)(2)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 6.023%,
07/13/2042 1,001,192
0.1
2,250,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY E,
7.475%, (TSFR1M +
3.850%),
03/15/2042 2,246,210
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI D, 5.990%,
10/05/2039 994,514
0.1
2,750,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2026-
FUN D, 6.350%,
(TSFR1M + 2.750%),
06/15/2039 2,767,890
0.3
22,522,263
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.196%,
11/15/2045 423,449
0.0
46,979,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 454,555
0.0
34,428,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.129%,
01/15/2048 60,054
0.0
2,000,000
(1)(2)
JW Commercial
Mortgage Trust 2026-
MRCO B, 5.325%,
(TSFR1M + 1.700%),
06/15/2039 2,010,921
0.2
1,150,000
(1)(2)
JW Trust 2024-BERY
A, 5.218%, (TSFR1M +
1.593%),
11/15/2039 1,153,154
0.1
500,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH C, 5.818%,
(TSFR1M + 2.193%),
12/15/2042 498,750
0.1
3,500,000
(1)(2)
KSL Commercial
Mortgage Trust 2026-
HT3 D, 6.350%,
(TSFR1M + 2.750%),
06/15/2043 3,518,441
0.4
1,650,000
(1)(2)
LMNT CRE LLC
2025-FL3 A, 5.189%,
(TSFR1M + 1.550%),
07/21/2043 1,653,496
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
5.778%, (TSFR1M +
2.141%),
08/17/2042 $ 1,000,060
0.1
1,000,000
(1)(2)
LQR Trust 2025-CALI
A, 5.225%, (TSFR1M +
1.600%),
01/15/2043 1,000,373
0.1
1,000,000
(1)(2)
LSTR Trust 2026-HTL6
A, 5.125%, (TSFR1M +
1.500%),
12/15/2040 1,000,260
0.1
805,692
(1)(2)
MCR Mortgage Trust
2024-HTL D, 7.531%,
(TSFR1M + 3.905%),
02/15/2037 807,031
0.1
1,500,000
(1)(2)
MF1 LLC 2025-FL20
A, 5.087%, (TSFR1M +
1.450%),
02/18/2043 1,505,004
0.2
3,000,000
(1)(2)
MF1 LLC 2026-FL22
B, 5.437%, (TSFR1M +
1.800%),
11/18/2043 3,004,657
0.3
2,000,000
(1)(2)
MHP 2021-STOR G,
6.490%, (TSFR1M +
2.864%),
07/15/2038 2,000,165
0.2
2,000,000
(1)(2)
MHP 2022-MHIL F,
6.885%, (TSFR1M +
3.259%),
01/15/2039 2,001,670
0.2
3,000,000
(1)(2)
MHP Commercial
Mortgage Trust 2025-
MHIL2 E, 7.125%,
(TSFR1M + 3.500%),
09/15/2040 3,012,750
0.3
13,947,020
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.989%,
12/15/2050 159,047
0.0
2,900,000  Morgan Stanley Capital
I Trust 2016-BNK2 B,
3.485%,
11/15/2049 2,709,163
0.3
1,710,000  Morgan Stanley Capital
I Trust 2019-H7 AS,
3.524%,
07/15/2052 1,620,303
0.2
3,000,000
(1)
Morgan Stanley Capital
I Trust 2022-L8 B,
3.917%,
04/15/2055 2,617,105
0.3
2,000,000
(1)(2)
National Commercial
Mortgage Trust 2026-
IND D, 5.775%,
(TSFR1M + 2.150%),
06/15/2043 2,009,431
0.2
3,500,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR E, 6.927%,
11/05/2041 3,474,541
0.4
2,750,000
(1)(2)
ORL Trust 2024-GLKS
E, 6.815%, (TSFR1M +
3.190%),
12/15/2039 2,773,335
0.3
4,000,000
(1)(2)
PFP Ltd. 2026-13 B,
5.487%, (TSFR1M +
1.850%),
08/18/2043 4,021,711
0.4
2,000,000
(1)(2)
PFP Ltd. 2026-14 A,
4.970%, (TSFR1M +
1.320%),
12/18/2043 2,001,252
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
PLYM Commercial
Mortgage Trust 2026-
IND D, 5.775%,
(TSFR1M + 2.150%),
03/15/2043 $ 2,004,971
0.2
80,397
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 79,243
0.0
6,988,518
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 6,756,874
0.7
2,750,000
(1)(2)
PRM Trust 2025-PRM6
E, 6.803%,
07/05/2033 2,747,560
0.3
2,750,000
(1)(2)
PRM5 Trust 2025-
PRM5 D, 5.812%,
03/10/2033 2,723,997
0.3
1,000,000
(1)(2)
PRM7 Trust 2025-
PRM7 D, 5.850%,
11/10/2042 984,758
0.1
5,550,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.308%,
11/08/2049 5,464,223
0.6
2,690,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,610,288
0.3
4,000,000
(1)(2)
SCG Commercial
Mortgage Trust 2025-
FLWR C, 5.375%,
(TSFR1M + 1.750%),
08/15/2042 4,011,283
0.4
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.067%, (TSFR1M +
2.441%),
04/15/2042 1,002,871
0.1
2,320,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 2,157,745
0.2
3,165,000
(1)(2)
SMRT 2022-MINI F,
6.976%, (TSFR1M +
3.350%),
01/15/2039 3,154,743
0.3
2,000,000
(1)(2)
STWD LLC 2025-FL4
B, 5.589%, (TSFR1M +
1.950%),
11/19/2042 2,004,374
0.2
2,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA E, 6.966%,
(TSFR1M + 3.340%),
02/15/2042 1,983,046
0.2
13,963,037
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.684%,
04/15/2052 440,314
0.0
1,659,000
(1)
UBS Commercial
Mortgage Trust 2019-
C18 B, 3.681%,
12/15/2052 1,440,955
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
VMC Finance LLC
2026-FL6 A, 5.239%,
(TSFR1M + 1.600%),
11/19/2043 $ 1,001,530
0.1
2,000,000
(1)(2)
VTR Commercial
Mortgage Trust 2025-
STEM C, 6.057%,
10/13/2039 1,972,313
0.2
1,560,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE D, 6.566%,
(TSFR1M + 2.940%),
11/15/2041 1,566,216
0.2
5,757,418
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.509%,
09/15/2058 88,592
0.0
3,375,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.253%,
12/15/2059 3,171,090
0.3
1,866,282
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 18,269
0.0
1,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C38 B,
3.917%,
07/15/2050 953,611
0.1
20,286,696
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.959%,
10/15/2050 121,887
0.0
13,255,091
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.920%,
06/15/2051 161,702
0.0
1,000,000  Wells Fargo
Commercial Mortgage
Trust 2019-C54 C,
3.810%,
12/15/2052 844,635
0.1
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,173,755
0.1
12,814,273
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.617%,
08/15/2054 762,322
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C61 D,
2.500%,
11/15/2054 1,853,068
0.2
3,750,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2025-5C7 C,
5.798%,
12/15/2058 3,652,201
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
999,891
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP C,
5.625%, (TSFR1M +
2.000%),
08/15/2042 $ 1,004,139
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $310,234,898)
314,352,410
32.7
ASSET-BACKED SECURITIES : 24.1%
Home Equity Asset-Backed Securities : 2.0%
416,596
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 355,271
0.0
1,500,000
(1)(2)
Figre 2026-FL2 A3,
5.919%,
06/25/2056 1,506,145
0.2
2,142,815
(1)
GSAA Home Equity
Trust 2006-14 A3A,
4.263%, (TSFR1M +
0.614%),
09/25/2036 607,673
0.1
831,182
(1)
GSAA Home Equity
Trust 2007-1 1A1,
3.923%, (TSFR1M +
0.274%),
02/25/2037 223,503
0.0
2,305,175
(2)
Point Securitization
Trust 2025-1 A1,
6.250%,
06/25/2055 2,311,602
0.3
69,249
(1)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 69,209
0.0
220,666
(1)
Renaissance Home
Equity Loan Trust
2005-4 A6, 6.249%,
02/25/2036 204,493
0.0
5,000,000
(1)(2)
Splitero Trust 2026-1
A1, 5.750%,
06/25/2056 4,946,822
0.5
1,741,056
(2)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 1,737,990
0.2
1,923,722
(2)
Unlock HEA Trust
2025-2 A, 6.000%,
11/25/2041 1,904,861
0.2
5,000,000
(2)
Unlock HEA Trust
2026-1 A, 5.750%,
06/25/2042 4,915,846
0.5
18,783,415
2.0
Other Asset-Backed Securities : 20.5%
1,550,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.325%,
(TSFR3M + 2.650%),
04/20/2038 1,525,670
0.2
1,650,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 5.775%,
(TSFR3M + 2.100%),
01/20/2038 1,654,712
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,877,460
(2)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 $ 1,837,508
0.2
1,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-4A CR,
5.730%, (TSFR3M +
2.050%),
10/16/2037 1,002,038
0.1
1,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A CR,
5.510%, (TSFR3M +
1.750%),
07/15/2039 1,000,750
0.1
4,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. RE4WDF C,
6.173%, (TSFR3M +
2.500%),
07/15/2037 4,000,200
0.4
2,850,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 5.975%, (TSFR3M
+ 2.300%),
04/20/2037 2,853,451
0.3
72,433
(1)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
5.598%,
10/25/2036 72,165
0.0
1,700,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A D2,
7.414%, (TSFR3M +
3.750%),
04/22/2038 1,677,218
0.2
900,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 5.664%,
(TSFR3M + 2.000%),
10/22/2037 901,168
0.1
3,000,000
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR2,
5.523%, (TSFR3M +
1.850%),
04/15/2035 3,003,402
0.3
3,250,000
(1)(2)
BlueMountain CLO
XXXIII Ltd. 2021-33A
BR, 5.375%, (TSFR3M
+ 1.700%),
10/20/2038 3,267,420
0.3
4,900,000
(1)(2)
BlueMountain CLO
XXXIV Ltd. 2022-34A
CR, 5.575%, (TSFR3M
+ 1.900%),
04/20/2035 4,905,919
0.5
1,389,500
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 1,399,407
0.1
1,700,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 5.775%, (TSFR3M
+ 2.100%),
01/20/2038 1,705,936
0.2
5,000,000
(1)(2)
CBAM Ltd. 2019-9A
CR, 6.373%, (TSFR3M
+ 2.700%),
07/15/2037 5,011,930
0.5
3,000,000
(1)(2)
CBAMR Ltd. 2017-
3AR CR2, 5.667%,
(TSFR3M + 1.900%),
07/17/2039 3,002,250
0.3
6,450,000
(1)(2)
Cedar Funding II CLO
Ltd. 2013-1A CR3,
5.614%, (TSFR3M +
1.950%),
07/22/2038 6,467,744
0.7
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,300,000
(2)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 $ 2,323,051
0.2
1,500,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 5.872%,
(TSFR3M + 2.200%),
07/21/2037 1,503,905
0.2
1,039,776
(2)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 961,868
0.1
3,390,250
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,016,185
0.3
905,280
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 869,982
0.1
1,650,000
(1)(2)
Elevation CLO Ltd.
2021-14A C2R,
5.825%, (TSFR3M +
2.150%),
01/20/2038 1,650,919
0.2
3,000,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 5.680%,
(TSFR3M + 2.000%),
07/17/2037 3,004,440
0.3
1,500,000
(1)(2)
Galaxy XXII CLO
Ltd. 2016-22A ER4,
8.930%, (TSFR3M +
5.250%),
04/16/2034 1,481,987
0.2
1,524,840
(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,529,815
0.2
2,000,000
(1)(2)
Invesco US CLO Ltd.
2024-2AR CR, 5.623%,
(TSFR3M + 1.870%),
07/15/2037 2,001,500
0.2
494,663
(2)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 434,479
0.0
1,580,000
(2)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 1,596,998
0.2
548,567
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 496,017
0.1
689,609
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 603,785
0.1
903,985
(2)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 689,455
0.1
1,500,000
(1)(2)
Market Street CLO Ltd.
II 2025-2A C, 5.575%,
(TSFR3M + 1.900%),
03/20/2038 1,501,593
0.2
703,118
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 634,764
0.1
411,389
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 386,686
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
559,903
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 $ 522,097
0.1
306,104
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 272,194
0.0
528,115
(2)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 451,294
0.0
601,882
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 463,937
0.0
380,671
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 358,445
0.0
2,200,000
(1)(2)
Navesink CLO 2 Ltd.
2024-2A CR, 5.723%,
(TSFR3M + 2.050%),
01/15/2036 2,182,160
0.2
1,000,000
(1)(2)
Navesink Clo 5 Ltd.
2026-5A D1, 6.757%,
(TSFR3M + 3.050%),
03/31/2039 1,001,360
0.1
1,400,000
(1)(2)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 7.373%,
(TSFR3M + 3.700%),
04/15/2039 1,369,610
0.1
1,850,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 27
Ltd. 2018-27A CR,
5.773%, (TSFR3M +
2.100%),
07/15/2038 1,852,853
0.2
3,135,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 5.945%,
(TSFR3M + 2.270%),
07/20/2037 3,135,157
0.3
3,150,000
(1)(2)
Oaktree CLO Ltd.
2019-4AR CR3,
5.579%, (TSFR3M +
1.850%),
07/20/2037 3,152,363
0.3
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
20A CR2, 5.525%,
(TSFR3M + 1.850%),
04/18/2037 3,519,390
0.4
2,000,000
(1)(2)
Octagon 75 Ltd.
2025-1A D1, 6.264%,
(TSFR3M + 2.600%),
01/22/2038 1,997,516
0.2
1,600,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 7.751%, (TSFR3M +
4.100%),
02/15/2033 1,597,552
0.2
6,326,045
(2)
Palmetto Issuer LLC
2025-2A A, 5.980%,
04/30/2061 6,232,503
0.6
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
BR, 5.725%, (TSFR3M
+ 2.050%),
07/20/2036 3,373,453
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,288,000
(2)
Planet Fitness Master
Issuer LLC 2024-
1A A2II, 6.237%,
06/05/2054 $ 6,385,551
0.7
1,845,375
(2)
Planet Fitness Master
Issuer LLC 2025-
1A A2I, 5.274%,
12/06/2055 1,832,661
0.2
3,931,426
(2)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 3,950,219
0.4
4,170,960
(2)
Sabal Issuer LLC
2026-1A A1, 6.000%,
05/02/2061 4,107,485
0.4
600,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.178%, (TSFR3M +
2.512%),
10/23/2031 602,567
0.1
4,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A CR,
5.517%, (TSFR3M +
1.850%),
04/25/2034 4,047,516
0.4
14,749,826
(1)(2)(3)
Stifel SBA IO Trust
2026-2A A1, 3.278%,
04/25/2037 1,184,578
0.1
21,586,873
(1)(2)(3)
Stifel SBA IO Trust
2026-2A A2, 1.534%,
06/25/2052 1,132,083
0.1
7,436,750
(2)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 7,294,059
0.8
738,727
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 711,848
0.1
1,049,413
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 992,628
0.1
2,075,598
(2)
Sunnova Helios II
Issuer LLC 2021-B A,
1.620%,
07/20/2048 1,854,272
0.2
4,303,406
(2)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 3,322,916
0.3
804,569
(2)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 685,750
0.1
2,327,512
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 2,041,769
0.2
2,029,644
(2)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 1,994,217
0.2
4,254,402
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,098,942
0.4
732,315
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 708,740
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
7,500,000
(1)(2)
Symphony CLO 43 Ltd.
2024-43A CR, 5.432%,
(TSFR3M + 1.800%),
04/15/2037 $ 7,508,955
0.8
885,000
(1)(2)
Symphony CLO XIX
Ltd. 2018-19A C,
5.691%, (TSFR3M +
2.012%),
04/16/2031 886,953
0.1
3,930,000
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 3,442,481
0.4
860,000
(2)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 809,658
0.1
5,000,000
(1)(2)
THL Credit Wind River
Clo Ltd. 2017-3A CR2,
5.873%, (TSFR3M +
2.200%),
04/15/2035 5,008,370
0.5
899,251
(2)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 817,266
0.1
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,822,243
0.7
1,161,214
(2)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,071,873
0.1
6,000,000
(1)(2)
TruPS Financials Note
Securitization 2026-1A
A1, 5.423%, (TSFR3M
+ 1.750%),
01/15/2038 6,006,186
0.6
1,266,720
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.215%,
(TSFR3M + 2.542%),
07/15/2031 1,272,473
0.1
1,400,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 5.673%,
(TSFR3M + 2.000%),
04/15/2032 1,401,667
0.1
1,270,290
(2)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,186,555
0.1
3,973,266
(2)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,861,724
0.4
1,600,000
(1)(2)
Wise Clo Ltd. 2026-1A
C, 5.625%, (TSFR3M +
1.850%),
07/20/2039 1,601,200
0.2
2,800,125
(2)
Zaxbys Funding LLC
2024-1A A2I, 6.594%,
04/30/2054 2,840,350
0.3
4,360,050
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 4,160,617
0.4
197,104,573
20.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities : 1.6%
129,376
(2)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 $ 118,583
0.0
307,032
(2)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 290,077
0.0
219,054
(2)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 195,314
0.0
85,953
(2)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 70,406
0.0
296,487
(2)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 248,759
0.0
413,902
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 350,272
0.0
47,506
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 47,427
0.0
276,238
(2)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 274,328
0.0
100,243
(2)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 95,180
0.0
1,673,197
(2)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 1,547,772
0.2
850,000
(2)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 607,130
0.1
1,833,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,649,225
0.2
483,476
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 480,391
0.1
1,660,812
(2)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,663,002
0.2
1,398,000
(2)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,347,578
0.1
1,468,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 1,423,605
0.1
3,529,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,952,827
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
2,865,000
(2)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 $ 2,476,116
0.3
15,837,992
1.6
Total Asset-Backed
Securities
(Cost $237,406,487)
231,725,980
24.1
Total Long-Term
Investments
(Cost $926,815,884)
913,269,187
95.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.0%
Commercial Paper : 4.2%
1,800,000
(5)
American Honda
Finance Corp.,
3.970
%,
07/06/2026 1,798,827
0.2
5,000,000
(5)
American Honda
Finance Corp.,
3.980
%,
07/08/2026 4,995,645
0.5
2,810,000
(5)
American Honda
Finance Corp.,
3.980
%,
07/10/2026 2,806,941
0.3
5,000,000
(5)
AutoZone, Inc.,
3.930
%,
07/08/2026 4,995,694
0.5
2,000,000
(5)
Charles Schwab Corp.,
3.870
%,
09/08/2026 1,985,248
0.2
6,000,000
(5)
Constellation Energy
Generation LLC,
4.490
%,
07/01/2026 5,999,261
0.7
900,000
(5)
Equifax, Inc.,
3.980
%,
07/08/2026 899,215
0.1
6,000,000
(5)
Equifax, Inc.,
4.060
%,
07/24/2026 5,984,035
0.6
5,000,000
(5)
Mondelez International,
3.970
%,
07/06/2026 4,996,739
0.5
6,000,000
(5)
The Sherwin-
Williams Co.,
3.880
%,
07/09/2026 5,994,260
0.6
Total Commercial Paper
(Cost $40,459,109)
40,455,865
4.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.8%
17,482,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
(Cost $17,482,000) $ 17,482,000 1.8
Total Short-Term
Investments
(Cost $57,941,109)
$ 57,937,865
6.0
Total Investments in
Securities
(Cost $984,756,993) $ 971,207,052 101.0
Liabilities in Excess of
Other Assets
(9,811,949) (1.0)
Net Assets $ 961,395,103 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(6)
Rate shown is the 7-day yield as of June 30, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 367,190,797 $ — $ 367,190,797
Commercial Mortgage-Backed Securities — 314,352,410 — 314,352,410
Asset-Backed Securities — 231,725,980 — 231,725,980
Short-Term Investments 17,482,000 40,455,865 — 57,937,865
Total Investments, at fair value $ 17,482,000 $ 953,725,052 $ — $ 971,207,052
Other Financial Instruments+
Futures 1,212,273 — — 1,212,273
Total Assets $ 18,694,273 $ 953,725,052 $ — $ 972,419,325
Liabilities Table
Other Financial Instruments+
Futures $ (1,055,889) $ — $ — $ (1,055,889)
Total Liabilities $ (1,055,889) $ — $ — $ (1,055,889)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2026, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,467 09/30/26 $ 302,396,836 $ (398,589)
U.S. Treasury 10-Year Note 26 09/21/26 2,857,156 18,918
U.S. Treasury Long Bond 193 09/21/26 21,905,500 537,183
U.S. Treasury Ultra 10-Year Note 448 09/21/26 50,386,000 656,172
$ 377,545,492 $ 813,684
Short Contracts:
U.S. Treasury 5-Year Note (87) 09/30/26 (9,313,078) (13,648)
U.S. Treasury Ultra Long Bond (195) 09/21/26 (22,650,469) (643,652)
$ (31,963,547) $ (657,300)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,656,859
Gross Unrealized Depreciation (27,206,800)
Net Unrealized Depreciation $ (13,549,941)